Taxation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Taxation
Taxation
10.	Taxation

The Group recognized income tax expense in the amount of 554 for the six months ended June 30, 2021 (six months ended June 30, 2020: 389). Tax expense recognized for the three months ended June 30, 2021 amounted 370 (three months ended June 30, 2020: 209)

In accordance with the Cypriot tax rules the companies shall use their financial reporting in accordance with IFRS as tax records with certain insignificant exceptions. As a result, the Company has no material temporary differences between the tax and accounting bases of assets and liabilities and consequently no material deferred tax effect resulting from such differences. Under certain conditions interest income of 0 (7 for the six months ended June 30, 2020) may be subject to defence contribution at the rate of 30%. In such cases this interest will be exempt from corporation tax. No interest income for the three months ended June 30, 2021 and 2020 existed. In certain cases, dividends received from abroad may be subject to defence contribution at the rate of 17%.

The applicable tax rate used for reconciliation is 12.5%.

(a)	Cyprus IP box regime

In 2012, the government of Cyprus introduced a regime applicable to Intellectual Property (IP). The provisions of the IP regime allow for an 80% deemed deduction on royalty income and capital gains upon disposal of IP, owned by Cypriot resident companies (net of any direct expenses and amortization provisions over a 5-year period). Companies benefiting from the IP regime may apply its provisions until June 30, 2021, if the IP assets either generated income or their development was completed as at June 30, 2016. The effective tax rate on eligible IP income could be as low as 2.5%. In case a loss arises instead of profit, the amount of loss that can be set off is limited to 20%. The respective tax loss can be carried forward and utilized for the period of 5 years. Ending of the IP Box regime on June 30, 2021 does not affect the amounts of current or deferred income taxes recognized at June 30, 2021. However, this change will increase the Group’s future applicable tax rate accordingly.

(b)	Reconciliation of effective tax rate

The reconciliation of the effective tax rate to a statutory tax rate is presented in a table below:

	Six months ended		Three months ended
	June 30,		June 30,
	2021	2020	2021	2020
(Loss)/profit before tax	(31,241)	4,508	(19,638)	10,618
Tax calculated at the applicable tax rates	3,821	(567)	2,360	(1,342)
Effect of different tax rates in other countries	(52)	(4)	(64)	(16)
Tax effect of expenses not deductible for tax purposes and non-taxable income	230	262	350	262
Tax effect of deductions under special tax regimes	(3,353)	13	(2,235)	687
Tax effect of tax losses brought forward	(675)	296	(455)	409
Overseas tax in excess of credit claim used during the period	(525)	(389)	(326)	(209)
Income tax expense	(554)	(389)	(370)	(209)

(c)	Uncertainty over the income tax treatment and unrecognized deferred tax asset

Starting from January 1, 2019 the Company has changed its tax reporting principles, judgements and estimates in a few areas including, among others, revenue recognition for in-game purchases and software development costs, which resulted in a substantial amount of revenues related to in-game purchases made by Company’s consumers in 2019 being deferred to 2020 and beyond (see Notes 4 and 18 for details). Consequently, the Company has booked a substantial tax loss in 2019 and in 2021 to date as opposed to moderate profits recorded in the prior periods.

These new principles and estimates in respect of the tax records have not yet been assessed or approved by the tax authorities, therefore we have no assurance as to whether they will be accepted by the relevant tax authorities. There also can be no assurance that the accounting treatment of certain transactions under IFRS as accepted by the Company like share-based payments, indirect taxes etc. will not be challenged by the relevant tax authorities. The Company has not recognized any tax expense in respect of these uncertainties as it believes that its tax records are in compliance with the existing laws and regulations and that its accruals for tax liabilities are sufficient and adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience.

Overseas tax in excess of credit claims used during the year represents withholding income tax charges imposed in respect of the Group’s bookings in certain jurisdictions where the Group’s customers are located.

As at June 30, 2021 the Group did not recognize a deferred tax asset of 1,706 resulting from the tax losses comprised of reported in 2019 because of the uncertainties described above as well as tax losses incurred in 2020 and during the six months ended June 30, 2021 (December 31, 2020 — 1,031). Tax losses for which no deferred tax asset was recognized expire in 2025.

12. Taxation

The Group recognized income tax expense in the amount of 18 comprised of the income tax in Flow Research S.L. (2019: 7, comprised of the income tax in Flow Research S.L. in the amount of 5 and the special contribution to the defense fund of 2).

In accordance with the Cypriot tax rules the companies shall use their financial reporting in accordance with IFRS as tax records with certain insignificant exceptions. As a result, the Company has no material temporary differences between the tax and accounting bases of assets and liabilities and consequently no material deferred tax effect. Under certain conditions interest income of 7 (12 for 2019) may be subject to defense contribution at the rate of 30%. In such cases this interest will be exempt from corporation tax. In certain cases, dividends received from abroad may be subject to defense contribution at the rate of 17%.

12. Taxation (continued)

The applicable tax rate used for reconciliation is 12.5%.

(a)Cyprus IP box regime

In 2012, the government of Cyprus introduced a regime applicable to Intellectual Property (IP). The provisions of the IP regime allow for an 80% deemed deduction on royalty income and capital gains upon disposal of IP, owned by Cypriot resident companies (net of any direct expenses and amortization provisions over a 5-year period). Companies benefiting from the IP regime may continue to apply its provisions until June 30, 2021, as long as the IP assets either generated income or their development was completed as at June 30, 2016. The effective tax rate on eligible IP income could be as low as 2.5%. In case a loss arises instead of profit, the amount of loss that can be set off is limited to 20%. The respective tax loss can be carried forward and utilized for the period of 5 years. Ending of the IP Box regime on June 30, 2021 does not affect the amounts of current or deferred income taxes recognized at December 31, 2020. However, this change will increase the Group’s future current tax charge accordingly.

(b)Reconciliation of effective tax rate

The reconciliation of the effective tax rate to a statutory tax rate is presented in a table below:

	2020	2019
Income/(loss) before tax	686	(33,699)
Tax calculated at the applicable tax rates	(86)	4,212
Effect of different tax rates in other countries	(8)	(5)
Tax effect of expenses not deductible for tax purposes and non-taxable income	645	1,134
Tax effect of deductions under special tax regimes	(758)	(4,126)
Unrecognized deferred tax asset resulting from loss carryforward	—	(1,220)
Tax effect of tax losses brought forward	189	—
Special contribution defense fund	—	(2)
Income tax expense	(18)	(7)

(c)Uncertainty over the income tax treatment and unrecognized deferred tax asset

Starting from January 1, 2019 the Company has changed its tax reporting principles, judgements and estimates in a few areas including, among others, revenue recognition for in-game purchases and software development costs, which resulted in a substantial amount of revenues related to in-game purchases made by Company’s consumers in 2019 being deferred to 2020 and beyond (see Notes 4 and 23 for details). As a consequence, the Company has booked a substantial tax loss in 2019 as opposed to moderate profits recorded in the prior periods.

These new principles and estimates in respect of the tax records have not yet been assessed or approved by the tax authorities, therefore we have no assurance as to whether they will be accepted by the relevant tax authorities. There also can be no assurance that the accounting treatment of certain transactions under IFRS as accepted by the Company like share-based payments, indirect taxes etc. will not be challenged by the relevant tax authorities. The Company has not recognized any tax expense in respect of these uncertainties as it believes that its tax records are in compliance with the existing laws and regulations and that its accruals for tax liabilities are sufficient and adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience.

As at December 31, 2020 the Group did not recognize a deferred tax asset of 1,031 resulting from the tax losses reported in 2019 because of the uncertainties described above (2019: 1,220). Tax losses for which no deferred tax asset was recognized expire in 2024.